CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (818,097)	$ (1,866,690)	$ (16,183,018)	$ (18,542,654)
Adjustments to Reconcile Net Loss to Net Cash Used In Operating Activities:
Depreciation and amortization expense	315,836	312,298	1,219,355	590,691
Amortization of right-of-use assets	4,603	7,489	29,883	23,686
Bad debt expense	(18,687)	(31,071)	4,638,555	11,850,788
Lease expense	63,236	77,167	286,765	365,639
Interest on finance leases	195	725	2,066	2,903
Stock-based compensation	556,611	340,194	1,689,712	577,931
Deferred income taxes	7,392	(4,344)	(11,843)	78,553
Gain on net change in fair value of equity investments	3,142	1,755	2,470	4,584
Changes in assets and liabilities:
Accounts receivable	170,948	(238,025)	(1,367,136)	5,484,213
Accounts receivable - related party	134,483	348,639	136,028	(1,457,845)
Inventory	192,792	196,020	(146,451)	890,903
Prepaid expenses and other assets	(92,249)	106,353	1,320,365	579,467
Prepaid expenses and other current assets - related party	134,754	974,442	1,191,096	913,574
Accounts payable and accrued expenses	83,627	(599,161)	(205,791)	644,838
Accounts payable and accrued expenses - related party	(18,934)	319,713	1,252,340	71,777
Accrued interest	23,308	(62,387)	69,070	(115,668)
Lease liabilities	(63,238)	(76,344)	(285,945)	(373,816)
Impairment charges			454,280	0
Other current liabilities	169,429	261,313	141,204	(1,359,180)
Provision for extraordinary tax charges				(578,425)
Taxes payable			0	(128,801)
Other liabilities	52,272	(701,821)	322,705	(227,575)
NET CASH USED IN OPERATING ACTIVITIES	(186,316)	(3,412,103)	(7,717,034)	(15,635,999)
CASH FLOWS FROM INVESTING ACTIVITIES:
Shares issued in lieu of cash				(96,888)
Proceeds from loan receivable	6,734	207,119	468,974	806,464
Purchase of intangible assets	(1,273)		(849,168)	(6,189,564)
Sale of intangible assets		1,997
Cash paid for the acquisition of Cana			0	(5,230,593)
Loan receivable - related party				168,469
Advances for building's acquisition			0	(1,665,000)
Purchase of property and equipment	(12,530)	(82,662)	(418,075)	(1,313,195)
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(7,069)	126,454	(798,269)	(13,760,357)
CASH FLOWS FROM FINANCING ACTIVITIES:
Gain on extinguishment of debt				1,910,967
Payment of note payable	(184,153)	(364,354)
Bargain purchase gain				1,440,249
Proceeds from note payable	737,177		865,600	1,057,540
Payment of related party loan	(6,302)	(7,599)	(25,968)
Change in fair value of the derivative liability				3,384
Payment of lines of credit	(6,756,201)	(5,974,114)	(1,092,121)	(1,611,774)
Proceeds from lines of credit	6,775,739	5,932,222	25,939,953	20,193,343
Other income				(928)
Payment of convertible note payable				(100,000)
Proceeds from related party loan			19,476	0
Proceeds from the issuance of common stock		649,039
Payments of financing fees		(19,465)	(391,575)	(717,888)
Payment of lines of credit			25,123,635	19,532,735
Proceeds from the issuance of common stock			649,039	10,000,017
Proceeds from the exercise of warrants			4,240,977	3,533,741
Payments of finance lease liability	(5,398)	(8,787)	(35,062)	(27,786)
Payments for purchase of treasury stock				(100,452)
NET CASH PROVIDED BY FINANCING ACTIVITIES	560,862	206,942	5,046,684	12,694,007
Effect of exchange rate changes on cash	60,299	110,611	(49,471)	(214,139)
NET CHANGE IN CASH	427,776	(2,968,096)	(3,518,090)	(16,916,488)
CASH AT BEGINNING OF PERIOD	315,105	3,833,195	3,833,195	20,749,683
CASH AT END OF PERIOD	742,881	865,099	315,105	3,833,195
Cash paid during the year:
Interest	104,800	234,732	704,839	406,885
Income tax			0	0
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Common shares issued for acquisition of customer base			0	316,081
Common shares issued for acquisition of Cana				138,667
Closing of acquisition of Cloudscreen			637,080
Deemed dividend reclassified upon elimination of its redemption provision				$ 372,414
Deemed dividend upon warrant exchange			6,195,024
Common stock issued to employees	311,301		695,405
Common stock issued to consultants	$ 245,310		$ 994,160
Closing of acquisition of Cloudscreen		$ 637,080